EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2020
Expenses by nature [abstract]
EXPENSES BY NATURE	EXPENSES BY NATURE
Costs of sales
Costs of sales in 2020, 2019 and 2018 were as follows:

Amounts in € ‘000	2020	2019	2018
Costs of sales	(20,601)	(20,587)	(20,576)
Obsolescence inventory impairments	—	(768)	(1,604)
Total	(20,601)	(21,355)	(22,180)

Costs of sales in 2020 amounted to €20.6 million (2019: €21.4 million; 2018: €22.2 million) and relate to actual product sales.
Costs of research and development
Research and development costs in 2020, 2019 and 2018 were as follows:

Amounts in € ‘000	2020	2019	2018
Employee costs	(18,365)	(15,676)	(15,734)
Amortization costs IFA	(677)	(55)	(45)
Impairment losses IFA	—	732	—
Depreciation PPE and right of use assets	(1,805)	(1,772)	(1,546)
Direct Operating Expenses	(11,206)	(9,667)	(9,599)
Other indirect research and development costs	(1,659)	(1,930)	(1,958)
Total research and development costs	(33,712)	(28,368)	(28,882)
Costs of general and administrative activities
General and administrative costs for 2020, 2019 and 2018 were as follows:

Amounts in € ‘000	2020	2019	2018
Employee costs	(9,817)	(7,657)	(5,225)
Amortization costs IFA	—	(5)	(2)
Depreciation PPE and right of use assets	(1,001)	(977)	(614)
Direct Operating Expenses	(8,355)	(7,973)	(5,198)
Other indirect general and administrative costs	(1,906)	(2,301)	(1,181)
Total general and administrative costs	(21,079)	(18,913)	(12,221)
Costs of marketing and sales activities
Marketing and sales costs for 2020, 2019 and 2018 were as follows:

Amounts in € ‘000	2020	2019	2018
Employee costs	(20,212)	(16,615)	(14,933)
Amortization costs IFA	(2,834)	(2,824)	(28)
Impairment losses IFA	—	—	(2,793)
Depreciation PPE and right of use assets	(757)	(277)	(410)
Direct Operating Expenses	(20,446)	(17,481)	(14,848)
Other indirect marketing and sales costs	(915)	(2,717)	(1,527)
Total marketing and sales costs	(45,164)	(39,914)	(34,539)
Employee benefits
Employee benefit costs for 2020, 2019 and 2018 were as follows:

Amounts in € ‘000	2020	2019	2018
Salaries	(32,217)	(26,363)	(22,887)
Social security costs	(3,765)	(3,364)	(2,251)
Pension costs	(1,614)	(1,577)	(1,034)
Share-based compensation	(7,356)	(4,449)	(3,889)
Total	(44,952)	(35,753)	(30,061)
Salaries include holiday allowances and cash bonuses for staff not on the former Board of Management.
Depreciation and amortization charges
Depreciation and amortization charges are included in:

Amounts in € ‘000	2020	2019	2018
Property, plant and equipment	(1,789)	(1,573)	(1,090)
Intangible assets	(3,508)	(2,884)	(2,845)
Total	(5,297)	(4,457)	(3,935)
Right of use assets
Buildings	(1,471)	(1,125)	—
Cars	(303)	(328)	—
Total	(1,774)	(1,453)	—